Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Subordinated Liabilities [Abstract]
Schedule of Subordinated Liabilities

30 June 2021	31 December 2020
£m	£m
2,513	2,556